Trade receivables and other payables	12 Months Ended
Dec. 31, 2022
Trade and other receivables [abstract]
Trade receivables and other payables
Note 8. Trade receivables and other payables
a) Trade and other receivables
Trade receivables are amounts due from customers for services performed in the ordinary course of business. They are generally due for settlement within 30 to 60 days and are therefore all classified as current.
Trade receivables are recognized initially at the transaction price unless they contain significant financing components when they are recognized at fair value. The Group holds the trade receivables with the objective of collecting the contractual cash flows and therefore measures them subsequently at amortized cost using the effective interest method.
Trade receivables and contract assets are as follows:

	2022	2021

Trade receivables	68,040	31,651
Contract assets (a)	95,871	15,102
Expected credit loss (b)	(24,365)	(10,228)
	139,546	36,525

(a)Amounts to be received for unbilled work during the year ended December 31, 2022 and 2021.
(b)The loss allowance was calculated based on the provision matrix calculated by the Group related historical loss experienced on its trade receivables. The Group further added qualitative management overlays to arrive at management’s best estimate.
The movement for the expected credit loss balance is as follows:

	2022	2021

Opening balance as of January 1	(10,228)	(1,200)
Additions, net (i)	(15,320)	(9,028)
Foreign exchange rate	598	—
Write-off	585	—
Closing balance as of December 31	(24,365)	(10,228)

(i)    Increase on loss allowances during the year ended December 31, 2022 and 2021 refers principally to a specific client which management understands will not be recoverable.
The trade receivables by aging are distributed as follows:

	2022	2021

Current	54,112	13,561
Overdue between:
From 1 to 30 days	11,680	1,841
From 31 to 60 days	2,216	1,635
More than 61 days	32	14,614
	68,040	31,651
b) Trade and other payables
The breakdown of trade and other payables is as follows:

	2022	2021

Suppliers	74,621	53,951
Labor and social obligations	31,379	24,438
Other accounts payables	23	—
	106,023	78,389

Current	106,023	78,389